Additional Information - Condensed Financial Statements of the Company - Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	¥ 188,980	¥ 357,796	¥ 310,876	¥ 161,100
Amounts due from subsidiaries and VIEs	57,079	32,587
Prepayments and other current assets	49,363	42,846
Total current assets	2,077,003	2,419,917
Non-current assets:
Investments in subsidiaries and VIEs	111,128	94,821
Available-for-sale debt investments	29,401	36,662
Total non-current assets	328,843	352,635
Total assets	2,405,846	2,772,552
Current liabilities:
Taxes payable	412,776	402,610
Accrued expenses and other current liabilities	123,243	172,376
Total current liabilities	966,979	1,062,413
Total liabilities	1,016,691	1,108,579
Shareholders’ equity:
Additional paid-in capital	1,629,014	1,620,580
Statutory reserves	98,482	92,017
Accumulated deficits	(300,357)	(88,191)
Accumulated other comprehensive loss	(39,308)	(28,214)
Total shareholders’ equity	1,389,155	1,663,973	¥ 3,545,015	¥ 3,390,361
Total liabilities and shareholders’ equity	2,405,846	2,772,552
Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	17,499
Class B ordinary shares
Shareholders’ equity:
Ordinary shares	22,053	22,053
Parent Company
Current assets:
Cash and cash equivalents	34,027	24,932
Amounts due from subsidiaries and VIEs	835,428	867,801
Prepayments and other current assets	1,117	968
Total current assets	870,572	893,701
Non-current assets:
Investments in subsidiaries and VIEs	794,149	975,487
Available-for-sale debt investments	29,401	36,662
Total non-current assets	823,550	1,012,149
Total assets	1,694,122	1,905,850
Current liabilities:
Amounts due to subsidiaries and VIEs	44,244	16,429
Taxes payable	220,794	225,960
Accrued expenses and other current liabilities	1,701	27,717
Total current liabilities	266,739	270,106
Total liabilities	266,739	270,106
Shareholders’ equity:
Additional paid-in capital	1,629,014	1,620,580
Statutory reserves	98,482	92,017
Accumulated deficits	(300,357)	(88,191)
Accumulated other comprehensive loss	(39,308)	(28,214)
Total shareholders’ equity	1,427,383	1,635,744
Total liabilities and shareholders’ equity	1,694,122	1,905,850
Parent Company | Class A ordinary shares
Shareholders’ equity:
Ordinary shares	17,499	17,499
Parent Company | Class B ordinary shares
Shareholders’ equity:
Ordinary shares	¥ 22,053	¥ 22,053